SCHEDULE OF INVESTMENTS (Details)	3 Months Ended
Mar. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	$ 291,066
Change in fair value	(33,249)
Balance at December 31, 2021	257,817
Public Company Shares [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	128,571
Public Company Warrants [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	4,286
Private Company Shares [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2021	$ 124,960